Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash
Prepaid expenses and other	9,339	81,223
Due from Sponsor	36,503
Total Current Assets	45,842	81,223
Cash and Investments held in Trust Account	6,668,522	19,901,169
TOTAL ASSETS	6,714,364	19,982,392
CURRENT LIABILITIES
Accounts Payable	1,030,615	152,005
Loan and Transfer notes payable	465,722	12,384
Subscription Agreement loan	13,760,771
Other Current Liabilities	358,939	238,939
Total Current Liabilities	15,616,047	403,328
TOTAL LIABILITIES	15,616,047	403,328
COMMITMENTS AND CONTINGENCIES (Note 6)
REDEEMABLE ORDINARY SHARES
Class A ordinary shares subject to possible redemption at redemption value, $0.0001 par value, 577,644 and 1,803,729 shares at redemption value of $11.54 and $ 11.03 per share on December 31, 2024 and 2023, respectively	6,668,522	19,901,169
SHAREHOLDERS’ DEFICIT
Series A Preferred stock, par value $0.0001, 25,000,000 shares authorized, 322,059 outstanding
Additional paid-in-capital	8,802,978	10,964,930
Accumulated Deficit	(24,373,902)	(11,287,754)
Total shareholders’ deficit	(15,570,205)	(322,105)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT	6,714,364	19,982,392
Aspire Biopharma Inc [Member]
CURRENT ASSETS
Cash	3,633	11,174
Prepaid Expenses	144,356	35,000
Subscriptions Receivable
Total Current Assets	147,989	46,174
TOTAL ASSETS	147,989	46,174
CURRENT LIABILITIES
Accounts Payable	310,219	172,773
Short-term loans from shareholders	1,266,832	360,636
Other Current Liabilities	111,026	626
Total Current Liabilities	1,688,077	534,035
TOTAL LIABILITIES	1,688,077	534,035
SHAREHOLDERS’ DEFICIT
Common stock, par value $0.00005, 750,000,000 shares authorized, 440,000,000 outstanding	22,000	22,000
Additional paid-in-capital	1,215,113	957,500
Accumulated Deficit	(2,777,233)	(1,467,361)
Total shareholders’ deficit	(1,540,088)	(487,861)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT	147,989	46,174
Common Class A [Member]
SHAREHOLDERS’ DEFICIT
Common stock, par value $0.00005, 750,000,000 shares authorized, 440,000,000 outstanding	719	719
Common Class B [Member]
SHAREHOLDERS’ DEFICIT
Common stock, par value $0.00005, 750,000,000 shares authorized, 440,000,000 outstanding
Series A Preferred Stock [Member] | Aspire Biopharma Inc [Member]
SHAREHOLDERS’ DEFICIT
Series A Preferred stock, par value $0.0001, 25,000,000 shares authorized, 322,059 outstanding	$ 32